UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	07/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund

July 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--39.4%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.21%, 8/5/14	5,000,000		5,000,000
Bank of Nova Scotia (Yankee)
0.27%, 8/1/14	5,000,000	a	4,999,942
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 8/12/14	5,000,000		5,000,000
Branch Banking & Trust Co.
0.12%, 8/22/14	5,000,000		5,000,000
Citibank N.A.
0.18%, 8/19/14	5,000,000		5,000,000
Credit Industriel et Commercial (Yankee)
0.15%, 8/4/14	8,000,000		8,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 11/4/14	8,000,000		8,000,000
Nordea Bank Finland (Yankee)
0.21%, 9/5/14	5,000,000		5,000,000
Norinchukin Bank (Yankee)
0.20%, 9/12/14	6,000,000		6,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25%, 1/16/15	6,000,000		6,000,000
State Street Bank and Trust Co.
0.20%, 12/15/14	8,000,000		8,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.21%, 9/12/14	6,000,000	b	6,000,000
Wells Fargo Bank, NA
0.26%, 8/1/14	5,000,000	a	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $76,999,942)			76,999,942
Commercial Paper--23.8%
Barclays U.S. Funding
0.08%, 8/1/14	6,000,000		6,000,000

Caisse des Depots et Consignations
0.17%, 10/16/14		8,000,000		7,997,129
Credit Suisse New York
0.22%, 10/20/14		5,000,000		4,997,556
DBS Bank Ltd./Singapore
0.23%, 1/26/15		5,650,000	b	5,643,575
Erste Abwicklungsanstalt
0.20%, 10/6/14		5,000,000		4,998,167
Rabobank USA Financial Corp.
0.21%, 10/15/14		6,000,000		5,997,315
Sumitomo Mitsui Trust Bank
0.19%, 9/12/14		6,000,000		5,998,670
Westpac Banking Corp.
0.23%, 10/10/14		5,000,000	a,b	5,000,000
Total Commercial Paper
(cost $46,632,412)				46,632,412
Asset-Backed Commercial Paper--4.1%
Regency Markets No. 1 LLC
0.14%, 8/19/14
(cost $7,999,440)		8,000,000	[b]	7,999,440
Time Deposits--12.3%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.05%, 8/1/14		6,000,000		6,000,000
Credit Agricole (Grand Cayman)
0.07%, 8/1/14		6,000,000		6,000,000
DZ Bank AG (Grand Cayman)
0.05%, 8/1/14		6,000,000		6,000,000
Lloyds Bank (London)
0.06%, 8/1/14		6,000,000		6,000,000
Total Time Deposits
(cost $24,000,000)				24,000,000
Repurchase Agreements--19.9%
Barclays Capital, Inc.
0.06%, dated 7/31/14, due 8/1/14 in the amount of
$19,000,032 (fully collateralized by $9,171,711 U.S	.
Treasury Notes, 2.25%, due 4/30/21, value $9,253,385
and $14,653,653 U.S. Treasury Strips, due

8/15/14-8/15/43, value $10,126,615)	19,000,000	19,000,000
Credit Agricole CIB
0.07%, dated 7/31/14, due 8/1/14 in the amount of
$20,000,039 (fully collateralized by $948,132 U.S.
Treasury Bills, due 11/20/14-11/28/14, value
$947,979, $3,160,482 U.S. Treasury Bonds, 2.88%-9%,
due 11/15/18-5/15/43, value $3,630,497, $3,098,676
U.S. Treasury Inflation Protected Securities,
0.13%-2.63%, due 1/15/16-1/15/26, value $3,794,572
and $11,986,757 U.S. Treasury Notes, 0.50%-3.38%, due
9/30/15-11/15/22, value $12,026,952)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $39,000,000)		39,000,000
Total Investments (cost $194,631,794)	99.5%	194,631,794
Cash and Receivables (Net)	.5%	935,999
Net Assets	100.0%	195,567,793

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to $24,643,015 or 12.6% of net assets.

At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	194,631,794
Level 3 - Significant Unobservable Inputs	-
Total	194,631,794

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
July 31, 2014 (Unaudited)

	Yield on Date	Principal
U.S. Treasury Bills--76.8%	of Purchase (%)	Amount ($)	Value ($)
8/7/14	0.02	33,000,000	32,999,918
8/14/14	0.02	44,000,000	43,999,610
8/21/14	0.02	44,000,000	43,999,472
8/28/14	0.03	57,000,000	56,998,725
9/11/14	0.04	25,000,000	24,999,004
10/2/14	0.05	25,000,000	24,998,063
10/9/14	0.03	50,000,000	49,997,125
12/11/14	0.06	20,000,000	19,995,600
12/18/14	0.07	15,000,000	14,996,235
1/22/15	0.05	3,000,000	2,999,275
Total U.S. Treasury Bills
(cost $315,983,027)			315,983,027

U.S. Treasury Notes--23.1%
9/30/14	0.04	45,000,000	45,015,439
10/15/14	0.04	50,000,000	50,046,988
Total U.S. Treasury Notes
(cost $95,062,427)			95,062,427
Total Investments (cost $411,045,454)		99.9%	411,045,454
Cash and Receivables (Net)		.1%	566,616
Net Assets		100.0%	411,612,070

At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	411,045,454
Level 3 - Significant Unobservable Inputs	-
Total	411,045,454

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)